Intangible assets - Summary of Intangible Assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	R$ 8,632,332	R$ 8,277,518
Additions	222,870	1,091
Disposals	(45,755)	(90,634)
Transfers	0	0
Effects of hyperinflation	681	1,754
Effects of changes in foreign exchange rates	(17,093)	(11,592)
Business combination (a)	(1,884)	(454,195)
Intangible assets ending balance	8,794,919	8,632,332	R$ 8,277,518
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	9,340,909	8,822,329
Additions	515,740	288,004
Disposals	(166,373)	(207,934)
Transfers	0	0
Effects of hyperinflation	681	1,754
Effects of changes in foreign exchange rates	(21,681)	(17,439)
Business combination (a)	(1,884)	(454,195)
Intangible assets ending balance	9,671,160	9,340,909	8,822,329
Cost | Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	5,647,421	5,591,489
Additions	0	0
Disposals	0	(22,774)
Transfers	0	0
Effects of hyperinflation	0	0
Effects of changes in foreign exchange rates	(10,358)	(12,111)
Business combination (a)	(2,160)	(90,817)
Intangible assets ending balance	5,634,903	5,647,421	5,591,489
Cost | Customer Relationship
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	1,793,405	1,747,444
Additions	6,285	21,075
Disposals	(7,934)	(4,015)
Transfers	0	0
Effects of hyperinflation	0	0
Effects of changes in foreign exchange rates	0	(152)
Business combination (a)	(1,940)	(29,053)
Intangible assets ending balance	1,793,696	1,793,405	1,747,444
Cost | Trademarks and patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	551,000	262,036
Additions	1	0
Disposals	(2)	0
Transfers	0	0
Effects of hyperinflation	0	0
Effects of changes in foreign exchange rates	0	0
Business combination (a)	0	(288,964)
Intangible assets ending balance	550,999	551,000	262,036
Cost | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	1,162,311	1,066,470
Additions	220,627	207,086
Disposals	(62,862)	(170,997)
Transfers	23,160	17,117
Effects of hyperinflation	681	1,754
Effects of changes in foreign exchange rates	(11,323)	(4,480)
Business combination (a)	(2,104)	(45,361)
Intangible assets ending balance	1,334,698	1,162,311	1,066,470
Cost | Non-compete agreement
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	26,024	26,024
Additions	0	0
Disposals	0	0
Transfers	0	0
Effects of hyperinflation	0	0
Effects of changes in foreign exchange rates	0	0
Business combination (a)	0	0
Intangible assets ending balance	26,024	26,024	26,024
Cost | Operating license
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	5,674	12,443
Additions	0	0
Disposals	0	(6,073)
Transfers	0	0
Effects of hyperinflation	0	0
Effects of changes in foreign exchange rates	0	(696)
Business combination (a)	0	0
Intangible assets ending balance	5,674	5,674	12,443
Cost | Software in progress
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	66,820	43,960
Additions	254,664	43,115
Disposals	(23,716)	(3,138)
Transfers	(23,160)	(17,117)
Effects of hyperinflation	0	0
Effects of changes in foreign exchange rates	0	0
Business combination (a)	0	0
Intangible assets ending balance	274,608	66,820	43,960
Cost | Right of use assets software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	88,254	72,463
Additions	34,163	16,728	5,626
Disposals	(71,859)	(937)
Transfers	0	0
Effects of hyperinflation	0	0
Effects of changes in foreign exchange rates	0	0
Business combination (a)	0	0
Intangible assets ending balance	50,558	88,254	72,463
Accumulated depreciation and amortisation [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(708,577)	(544,811)
Additions	(292,870)	(286,913)
Disposals	120,618	117,300
Transfers	0	0
Effects of hyperinflation	0	0
Effects of changes in foreign exchange rates	4,588	5,847
Business combination (a)	0	0
Intangible assets ending balance	(876,241)	(708,577)	(544,811)
Accumulated depreciation and amortisation [member] | Customer Relationship
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(278,032)	(217,090)
Additions	(70,690)	(73,897)
Disposals	4,741	9,650
Transfers	0	0
Effects of hyperinflation	0	0
Effects of changes in foreign exchange rates	0	3,305
Business combination (a)	0	0
Intangible assets ending balance	(343,981)	(278,032)	(217,090)
Accumulated depreciation and amortisation [member] | Trademarks and patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(10,816)	(6,908)
Additions	(9,404)	(3,908)
Disposals	1	0
Transfers	0	0
Effects of hyperinflation	0	0
Effects of changes in foreign exchange rates	0	0
Business combination (a)	0	0
Intangible assets ending balance	(20,219)	(10,816)	(6,908)
Accumulated depreciation and amortisation [member] | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(337,935)	(264,399)
Additions	(184,397)	(174,358)
Disposals	43,581	100,754
Transfers	0	0
Effects of hyperinflation	0	0
Effects of changes in foreign exchange rates	4,588	68
Business combination (a)	0	0
Intangible assets ending balance	(474,163)	(337,935)	(264,399)
Accumulated depreciation and amortisation [member] | Non-compete agreement
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(7,751)	(1,106)
Additions	(5,083)	(6,645)
Disposals	0	0
Transfers	0	0
Effects of hyperinflation	0	0
Effects of changes in foreign exchange rates	0	0
Business combination (a)	0	0
Intangible assets ending balance	(12,834)	(7,751)	(1,106)
Accumulated depreciation and amortisation [member] | Operating license
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(6,108)	(10,854)
Additions	(16)	(3,801)
Disposals	451	6,073
Transfers	0	0
Effects of hyperinflation		0
Effects of changes in foreign exchange rates	0	2,474
Business combination (a)	0	0
Intangible assets ending balance	(5,673)	(6,108)	(10,854)
Accumulated depreciation and amortisation [member] | Right of use assets software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(67,935)	(44,454)
Additions	(23,280)	(24,304)
Disposals	71,844	823
Transfers	0	0
Effects of hyperinflation	0	0
Effects of changes in foreign exchange rates	0	0
Business combination (a)	0	0
Intangible assets ending balance	R$ (19,371)	R$ (67,935)	R$ (44,454)